Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The following table summarizes the compensation paid to our directors in the year ended December 31, 2024. Each of the non-employee directors elected at the 2024 Annual Meeting received their annual equity grant in August 2024.

Name	Fees Earned in Cash	Stock Awards(1)	All Other Compensation	Total
Mark Cohen(2)	$86,676	$173,839	$—	$186,676
William Coulter(3)	$65,000	$100,000	$—	$165,000
Melvin Flanigan(4)	$26,541	$—	$—	$26,541
Rebecca Polak	$95,000	$100,000	$—	$195,000
Steven Pully(5)	$125,955	$141,299	$—	$225,955
Michael Quartieri(6)	$64,689	$120,822	$—	$185,511
Mark Tkach(7)	$65,000	$138,500	$—	$165,000

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(1)      Stock awards reflect the grant date fair value of RSUs determined pursuant to FASB ASC Topic 718 granted during the calendar year.

(2)      Mr. Cohen waived his Board and committee cash retainers in 2024. $73,839 of the amount reflected in the table relates to RSUs granted in March of 2024, relating to Mr. Cohen’s board service from the 2023 annual shareholder meeting to the 2024 annual shareholder meeting. Mr. Cohen transferred the shares of Class B common stock received in connection with his service as a director to SH Capital Partners, L.P. (“SH Capital”).

(3)      Mr. Coulter waived half of his annual cash retainer in 2024.

(4)      Mr. Flanigan resigned effective April 8, 2024.

(5)      $41,299 of the amount reflected in the table relates to RSUs granted in March of 2024, relating to the portion of Mr. Pully’s board service from the 2023 annual shareholder meeting to the 2024 annual shareholder meeting for which he was entitled to be compensated as a non-employee director.

(5)      Mr. Quartieri was elected as a director effective April 16, 2024. $20,822 of the amount reflected in the table relates to RSUs granted in May of 2024, relating to the portion of Mr. Quartieri’s board service from election to the 2024 annual shareholder meeting.

(6)      Mr. Tkach waived half of his annual cash retainer in 2024. $38,500 of the amount reflected in the table relates to RSUs granted in March of 2024, relating to the portion of Mr. Tkach’s board service from the 2023 annual shareholder meeting to the 2024 annual shareholder meeting for which he was entitled to be compensated as a non-employee director.

Mark Cohen [Member]
Awards Close in Time to MNPI Disclosures
Name	Mark Cohen
Underlying Securities	173,839	[1],[2]
William Coulter [Member]
Awards Close in Time to MNPI Disclosures
Name	William Coulter
Underlying Securities	100,000	[2],[3]
Melvin Flanigan [Member]
Awards Close in Time to MNPI Disclosures
Name	Melvin Flanigan
Underlying Securities		[2],[4]
Rebecca Polak [Member]
Awards Close in Time to MNPI Disclosures
Name	Rebecca Polak
Underlying Securities	100,000	[2]
Steven Pully [Member]
Awards Close in Time to MNPI Disclosures
Name	Steven Pully
Underlying Securities	141,299	[2],[5]
Michael Quartieri [Member]
Awards Close in Time to MNPI Disclosures
Name	Michael Quartieri
Underlying Securities	120,822	[2],[6]
Mark Tkach [Member]
Awards Close in Time to MNPI Disclosures
Name	Mark Tkach
Underlying Securities	138,500	[2],[7]

[1]	Mr. Cohen waived his Board and committee cash retainers in 2024. $73,839 of the amount reflected in the table relates to RSUs granted in March of 2024, relating to Mr. Cohen’s board service from the 2023 annual shareholder meeting to the 2024 annual shareholder meeting. Mr. Cohen transferred the shares of Class B common stock received in connection with his service as a director to SH Capital Partners, L.P. (“SH Capital”).
[2]	Stock awards reflect the grant date fair value of RSUs determined pursuant to FASB ASC Topic 718 granted during the calendar year.
[3]	Mr. Coulter waived half of his annual cash retainer in 2024.
[4]	Mr. Flanigan resigned effective April 8, 2024.
[5]	$41,299 of the amount reflected in the table relates to RSUs granted in March of 2024, relating to the portion of Mr. Pully’s board service from the 2023 annual shareholder meeting to the 2024 annual shareholder meeting for which he was entitled to be compensated as a non-employee director.
[6]	Mr. Quartieri was elected as a director effective April 16, 2024. $20,822 of the amount reflected in the table relates to RSUs granted in May of 2024, relating to the portion of Mr. Quartieri’s board service from election to the 2024 annual shareholder meeting.
[7]	Mr. Tkach waived half of his annual cash retainer in 2024. $38,500 of the amount reflected in the table relates to RSUs granted in March of 2024, relating to the portion of Mr. Tkach’s board service from the 2023 annual shareholder meeting to the 2024 annual shareholder meeting for which he was entitled to be compensated as a non-employee director.